July 31, 2025

2025 Quarterly Report (Unaudited)

BlackRock ETF Trust
• iShares Defense Industrials Active ETF | IDEF | NASDAQ

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 68.5%
AAR Corp.(a)	1,219	$91,072
Aerospace Industrial Development Corp.	69,667	101,749
AeroVironment Inc.(a)	1,286	344,185
Airbus SE	3,211	645,588
Archer Aviation Inc., Class A(a)	8,828	88,545
ATI Inc.(a)	445	34,238
Austal Ltd.(a)	33,979	142,595
Axon Enterprise Inc.(a)	673	508,445
Babcock International Group PLC	10,192	139,736
BAE Systems PLC	28,711	685,062
Bet Shemesh Engines Holdings 1997 Ltd.(a)	291	55,315
Boeing Co. (The)(a)	3,379	749,597
Bombardier Inc., Class B(a)	2,284	266,329
BWX Technologies Inc.	2,155	327,409
CAE Inc.(a)	6,875	196,039
Chemring Group PLC	16,171	117,112
Cohort PLC	2,549	48,995
Curtiss-Wright Corp.	572	280,406
Dassault Aviation SA	702	218,573
DroneShield Ltd.(a)	93,191	222,765
Ducommun Inc.(a)	1,085	98,713
Elbit Systems Ltd.	626	292,161
Exosens SAS	1,541	71,986
General Dynamics Corp.	2,188	681,803
General Electric Co.	4,734	1,283,293
Hanwha Aerospace Co. Ltd.	454	323,907
Hanwha Systems Co. Ltd.	3,210	136,587
HEICO Corp.	858	280,394
Hensoldt AG	1,488	163,188
Hexcel Corp.	2,711	162,416
Howmet Aerospace Inc.	3,530	634,588
Huntington Ingalls Industries Inc.	1,022	284,995
INVISIO AB	1,897	61,465
Kongsberg Gruppen ASA	6,718	200,755
Korea Aerospace Industries Ltd.	2,060	139,504
Kratos Defense & Security Solutions Inc.(a)	3,920	230,104
L3Harris Technologies Inc.	1,871	514,188
Leonardo DRS Inc.	4,839	201,302
Leonardo SpA	4,903	264,287
LIG Nex1 Co. Ltd.	427	192,278
Lockheed Martin Corp.	1,730	728,295
Melrose Industries PLC	20,254	136,748
Mercury Systems Inc.(a)	2,395	125,953
Mildef Group AB	2,701	47,540
Moog Inc., Class A	880	170,350
MTU Aero Engines AG	512	220,855
National Presto Industries Inc.	666	64,236
Northrop Grumman Corp.	1,184	682,706
QinetiQ Group PLC	13,927	91,307
Redwire Corp.(a)	5,205	74,379
Rheinmetall AG	250	494,874
Rocket Lab Corp.(a)	7,321	336,180
Rolls-Royce Holdings PLC	74,400	1,055,957
RTX Corp.	8,821	1,389,925
Saab AB, Class B	4,838	263,158
Safran SA	2,299	758,098
Senior PLC	24,891	66,402
Singapore Technologies Engineering Ltd.	50,200	337,709
Spirit AeroSystems Holdings Inc., Class A(a)	3,989	157,167
Textron Inc.	3,110	241,865
Security	Shares	Value
Aerospace & Defense (continued)
Thales SA	1,366	$367,445
TransDigm Group Inc.	319	513,099
V2X Inc.(a)	1,463	69,317
Woodward Inc.	1,017	261,450
		20,136,684
Commercial Services & Supplies — 0.8%
Serco Group PLC	21,055	58,016
Tetra Tech Inc.	3,922	144,095
VSE Corp.	293	45,866
		247,977
Communications Equipment — 0.2%
Viasat Inc.(a)	3,257	53,513
Construction & Engineering — 0.4%
Fluor Corp.(a)	1,166	66,194
Tutor Perini Corp.(a)	823	39,627
		105,821
Electric Utilities — 0.5%
Oklo Inc., Class A(a)	1,843	141,155
Electrical Equipment — 0.2%
Allient Inc.	1,683	67,842
Electronic Equipment, Instruments & Components — 2.1%
Codan Ltd.	4,430	59,230
Keysight Technologies Inc.(a)	926	151,781
Kitron ASA	4,931	29,991
Next Vision Stabilized Systems Ltd.	765	31,355
OSI Systems Inc.(a)	265	58,568
PCB Technologies Ltd.	3,528	12,004
Red Cat Holdings Inc.(a)	4,939	40,895
Rogers Corp.(a)	65	4,263
Teledyne Technologies Inc.(a)	262	144,367
TTM Technologies Inc.(a)	1,590	75,127
Unusual Machines Inc. /US(a)	1,679	15,514
		623,095
Energy Equipment & Services — 0.2%
Oceaneering International Inc.(a)	2,742	59,501
Industrial Conglomerates — 2.4%
Honeywell International Inc.	3,123	694,399
IT Services — 0.6%
ASGN Inc.(a)	956	47,934
BigBear.ai Holdings Inc.(a)	9,178	58,280
Indra Sistemas SA	1,388	57,497
		163,711
Machinery — 11.4%
Crane Co.	1,172	229,442
CSBC Corp. Taiwan(a)	145,000	78,189
ESCO Technologies Inc.	144	27,893
Fincantieri SpA(a)	8,363	161,844
Graham Corp.(a)	195	11,144
Hanjin Heavy Industries & Construction Co. Ltd.(a)	3,330	21,314
Hanwha Ocean Co. Ltd.(a)	1,957	157,320
HD Hyundai Heavy Industries Co. Ltd.	459	161,090
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	447	114,871
Hyundai Rotem Co. Ltd.	1,366	197,467
IHI Corp.	3,600	400,884
ITT Inc.	625	106,225
Kawasaki Heavy Industries Ltd.	4,200	306,739
Lungteh Shipbuilding Co. Ltd.	18,000	61,077

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Defense Industrials Active ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Mitsubishi Heavy Industries Ltd.	31,900	$761,657
Oshkosh Corp.	1,545	195,489
RBC Bearings Inc.(a)	99	38,347
RENK Group AG	1,590	123,428
Samsung Heavy Industries Co. Ltd.(a)	7,866	107,366
Sumitomo Heavy Industries Ltd.	4,200	93,015
		3,354,801
Metals & Mining — 0.4%
Carpenter Technology Corp.	53	13,218
Materion Corp.	89	9,372
MP Materials Corp.(a)	319	19,618
Poongsan Corp.	541	62,399
		104,607
Oil, Gas & Consumable Fuels — 1.0%
Cameco Corp.	2,953	221,268
Centrus Energy Corp., Class A(a)	405	87,237
		308,505
Professional Services — 4.1%
BlackSky Technology Inc., Class A(a)	3,569	68,668
Booz Allen Hamilton Holding Corp., Class A	1,568	168,293
CACI International Inc., Class A(a)	444	204,493
KBR Inc.	2,306	107,782
Leidos Holdings Inc.	1,314	209,780
Parsons Corp.(a)	2,547	188,987
Planet Labs PBC(a)	17,539	109,619
Science Applications International Corp.	1,416	157,856
		1,215,478
Semiconductors & Semiconductor Equipment — 0.7%
MACOM Technology Solutions Holdings Inc.(a)	659	90,375
Qorvo Inc.(a)	961	80,339
SkyWater Technology Inc.(a)	2,387	21,364
		192,078
Security	Shares	Value
Software — 6.0%
Allot Ltd.(a)	2,157	$16,695
C3.ai Inc., Class A(a)	2,251	53,033
Cognyte Software Ltd.(a)	3,059	28,326
CyberArk Software Ltd.(a)	308	126,733
Fortinet Inc.(a)	2,712	270,929
Palantir Technologies Inc., Class A(a)	6,639	1,051,286
Radware Ltd.(a)	1,413	36,173
Zscaler Inc.(a)	652	186,185
		1,769,360
Total Long-Term Investments — 99.5% (Cost: $26,990,622)		29,238,527
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	130,000	130,000
Total Short-Term Securities — 0.5% (Cost: $130,000)		130,000
Total Investments — 100.0% (Cost: $27,120,622)		29,368,527
Other Assets Less Liabilities — 0.0%		9,916
Net Assets — 100.0%		$29,378,443

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/19/25(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$130,000 (b)	$—	$—	$—	$130,000	130,000	$690	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Defense Industrials Active ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$18,707,143	$10,531,384	$—	$29,238,527
Short-Term Securities
Money Market Funds	130,000	—	—	130,000
	$18,837,143	$10,531,384	$—	$29,368,527